Document and Entity Information	6 Months Ended
	Jun. 30, 2012	Sep. 06, 2012
Document and Entity Information
Entity Registrant Name	VOLITIONRX LTD
Document Type	S-1
Document Period End Date	Jun. 30, 2012
Amendment Flag	false
Entity Central Index Key	0000093314
Current Fiscal Year End Date	--12-31
Entity Common Stock, Shares Outstanding		9,879,187
Entity Filer Category	Smaller Reporting Company
Entity Current Reporting Status	Yes
Entity Voluntary Filers	No
Entity Well-known Seasoned Issuer	No
Document Fiscal Year Focus	2012
Document Fiscal Period Focus	FY